UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2025 to September 30, 2025

Date of Report (Date of earliest event reported) November 10, 2025

Atlas SP Commercial Mortgage, L.P.
(Exact name of securitizer as specified in its charter)

N/A	0002095291
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Robert Jee, 212-317-4500
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_]

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Atlas SP Commercial Mortgage, L.P. has indicated by check mark that there is no activity for the quarterly period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 10, 2025	atlas sp commercial mortgage, l.p.

By: AASP Management, LP, its investment manager

By: Atlas Securitized Products Advisors, L.P., its sub-advisor

	By:	/s/ Robert Jee
Name: Robert Jee Title: Chief Legal and Compliance Officer